                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06434

                     Morgan Stanley Insured Municipal Trust
               (Exact name of registrant as specified in charter)

  1221 Avenue of the Americas, New York, New York                     10020
    (Address of principal executive offices)                        (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS July 31, 2005 (unaudited)

PRINCIPAL
AMOUNT IN                                                                          COUPON    MATURITY
THOUSANDS                                                                           RATE       DATE         VALUE
---------                                                                          ------    --------   -------------
            TAX-EXEMPT MUNICIPAL BONDS (142.3%)
            General Obligation (23.6%)
  $10,000   North Slope Borough, Alaska, Ser 2000 B (MBIA)                           0.00%   06/30/10   $   8,390,200
    3,000   Los Angeles, California, Ser 2004 A (MBIA)                               5.00    09/01/24       3,187,830
    3,000   San Diego Unified School District, California, Ser 2003 E (FSA)          5.25    07/01/23       3,338,040
    3,000   Florida Board of Education, Capital Outlay Refg 2002 Ser C (MBIA)        5.00    06/01/20       3,208,470
            Honolulu City & County, Hawaii,
    2,500      ROLS RR II R 237-2 (MBIA)                                            8.046+++ 03/01/25       2,950,475
    2,500      ROLS RR II R 237-3 (MBIA)                                            8.046+++ 03/01/26       2,856,400
            Chicago, Illinois,
    8,000      Refg Ser 1992 (Ambac)                                                 6.25    01/01/11       8,949,920
    2,000      Refg 2001 A (MBIA)                                                    0.00++  01/01/21       1,689,980
    2,000      Refg 2001 A (MBIA)                                                    0.00++  01/01/22       1,684,860
            Illinois,
   10,000      Ser 2001 (MBIA)                                                      5.375    04/01/15      11,242,800
   10,000      Ser 2001 (MBIA)                                                      5.375    04/01/16      11,272,400
    3,000   Brainerd Independent School District 181, Minnesota, Ser 2002 A         5.375    02/01/18       3,306,630
               (FGIC)
    4,000   Clark County, Nevada, Transportation Impr Ltd Tax                        6.50    06/01/17       4,920,560
               Ser 06/01/92 B (Ambac)
    1,880   King County, Washington, Refg 1998 Ser B (MBIA)                          5.25    01/01/34       1,973,455
  -------                                                                                               -------------
   64,880                                                                                                  68,972,020
  -------                                                                                               -------------

            Educational Facilities Revenue (6.2%)
    2,000   Arizona Board of Regents, Arizona State University Ser 2004 COPs         5.00    09/01/30       2,109,720
               (Ambac)
    2,000   University of California, Multiple Purpose Ser Q (FSA)                   5.00    09/01/31       2,096,780
    1,735   Orange County Educational Facilities, Florida, Rollins College          5.125    12/01/28       1,847,463
               (Ambac)
            Fulton County Development Authority, Geogia,
      900      Morehouse College Ser 2000 (Ambac)                                    6.25    12/01/21       1,027,944
    1,700      Morehouse College Ser 2000 (Ambac)                                   5.875    12/01/30       1,909,100
    1,000   Massachusetts Development Finance Agency, Boston University              5.00    10/01/39       1,049,810
               Ser T-1 (Ambac)
    2,500   University of North Carolina, Ser 2000 (Ambac)                           5.25    10/01/20       2,704,400
    2,000   University of North Carolina at Wilmington, Student Housing              5.00    06/01/36       2,096,840
               Ser 2005 COPs (FGIC)
    3,000   Utah Board of Regents, University of Utah - Huntsman Cancer              5.50    04/01/18       3,320,880
  -------                                                                                               -------------
               Institute Refg Ser 2000 A (MBIA)
   16,835                                                                                                  18,162,937
  -------                                                                                               -------------

            Electric Revenue (14.2%)
    5,000   California Department of Water Resources, Power Supply                  5.375    05/01/18       5,505,050
               Ser 2002 A (Ambac)
    2,000   Indiana Municipal Power Agency, Power Supply 2004 Ser A (FGIC)           5.00    01/01/32       2,094,040
            South Carolina Public Service Authority
    9,325      Ser 2002 B (FSA)                                                     5.375    01/01/17      10,218,708
    2,000      2003 Refg A (Ambac)                                                   5.00    01/01/27       2,106,120
   10,000   Lower Colorado River Authority, Texas, Refg Ser 1999 A (FSA)            5.875    05/15/16      11,001,000
   10,000   Seattle, Washington, Light & Power Refg Rev 2001 (FSA)                  5.125    03/01/26      10,434,400
  -------                                                                                               -------------
   38,325                                                                                                  41,359,318
  -------                                                                                               -------------

            Hospital Revenue (7.1%)
    3,000   Indiana Health Facilities Authority, Community Health                    5.00    05/01/35       3,148,620
               Ser 2005 A (Ambac) (WI)
    2,000   Louisiana Public Facilities Authority, Baton Rouge General Medical       5.25    07/01/33       2,116,700
               Center FHA Insured Mtge Ser 2004 (MBIA)
    4,000   Minneapolis Health Care System, Minnesota, Fairview Health               5.00    11/15/34       4,223,880
               2005 Ser D (Ambac) (WI)
    5,000   Missouri Health & Education Authority, SSM Healthcare                    5.25    06/01/28       5,510,750
               Ser 2001 A (Ambac)
    2,650   Montana Health Facilities Authority, Deaconess Billings Clinic          7.866+   02/25/25       2,701,172
               Ser 1994 (Ambac)

    2,000   New York State Dormitory Authority, Montefiore Hospital - FHA            5.00    08/01/29      2,112,280
               Insured Mtge Refg Ser 2004 (FGIC)
    1,000   Medical University South Carolina Hospital Authority, FHA Insured        5.25    02/15/25      1,078,320
 --------                                                                                                -----------
               Mtge Ser 2004 A (MBIA)
   19,650                                                                                                 20,891,722
 --------                                                                                                -----------

            Industrial Development/Pollution Control Revenue (6.3%)
    6,000   Golden State California,Tobacco Securitization Corp, Enhanced            5.00    06/01/38      6,296,880
               Asset Backed Ser 2005 A (FGIC)
    5,000   Humboldt County, Nevada, Sierra Pacific Power Co                         6.55    10/01/13      5,235,150
               Refg Ser 1987 (Ambac)
    5,000   New York State Energy Research & Development Authority,                  5.50    01/01/21      5,152,950
               Brooklyn Union Gas Co 1996 Ser (MBIA)
    1,500   Delaware County Industrial Development Authority, Aqua Inc Ser A         5.00    11/01/37      1,555,470
 --------                                                                                                -----------
               2005 (AMT) (FGIC)
   17,500                                                                                                 18,240,450
 --------                                                                                                -----------

            Mortgage Revenue - Single Family (2.0%)
    1,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A             5.875    12/01/24      1,028,220
               (MBIA)
    4,440   New Jersey Housing Mortgage Finance Authority, Home Buyer               5.875    10/01/31      4,463,133
               Ser 2000 CC (AMT) (MBIA)
      310   Virginia Housing Development Authority, 2001 Ser J (MBIA)                5.20    07/01/19        312,483
 --------                                                                                                -----------
    5,750                                                                                                  5,803,836
 --------                                                                                                -----------

            Public Facilities Revenue (4.2%)
    2,500   College Park Business & Industrial Development Authority,                5.75    09/01/26      2,801,950
               Georgia, Civic Center Ser 2000 (Ambac)
    2,300   Passaic County Improvement Authority, New Jersey,                        5.00    05/01/30      2,425,166
               Preakness Healthcare Facility (Ambac)
    1,500   Albuquerque, New Mexico, Gross Receipts Lodgers' Tax                     5.00    07/01/37      1,569,720
               Refg Ser 2004 A (FSA)
    2,100   Erie County, Pennsylvania, Convention Center Authority,                  5.00    01/15/36      2,208,906
               Convention Center Hotel Ser 2005
    3,000   Pennsylvania Public School Building Authority, Philadelphia School       5.00    06/01/33      3,135,270
 --------                                                                                                -----------
               District Ser 2003 (FSA)
   11,400                                                                                                 12,141,012
 --------                                                                                                -----------

            Recreational Facilities Revenue (6.1%)
            Iowa,
    3,600      Vision Iowa Ser 2001 (MBIA)                                           5.50    02/15/19      4,158,360
    2,500      Vision Iowa Ser 2001 (MBIA)                                           5.50    02/15/20      2,899,950
   10,000   Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                        5.25    12/01/32     10,738,200
 --------                                                                                                -----------
   16,100                                                                                                 17,796,510
 --------                                                                                                -----------

            Tax Allocation Revenue (2.0%)
    2,390   San Jose Redevelopment Agency, California, Merged Area                   5.00    08/01/32      2,471,188
               Ser 2002 (MBIA)
    1,000   Illinois, Sales Tax Ser June 2005 (FSA)                                  5.00    06/15/29      1,055,390
    2,000   Massachusetts School Building Authority Dedicated Sales Tax
 --------
               2005 Ser A (MBIA)                                                     5.00    08/15/19      2,161,480
                                                                                                         -----------
    5,390                                                                                                  5,688,058
 --------                                                                                                -----------

            Transportation Facilities Revenue (26.7%)
    5,000   Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT)            6.00    11/15/18      5,524,000
               (Ambac)
            Miami Dade County, Florida,
    2,155      Miami Int'l Airport Refg Ser 2003 B (AMT) (MBIA)                      5.25    10/01/18      2,307,725
    2,270      Miami Int'l Airport Refg Ser 2003 B (AMT) (MBIA)                      5.25    10/01/19      2,426,017
    5,000   Atlanta, Georgia, Airport Ser 2004 C (FSA)                               5.00    01/01/33      5,251,250
    5,000   Hawaii, Airports Refg Ser 2001 (AMT) (FGIC)                              5.25    07/01/21      5,272,050
    2,000   Chicago, Illinois, O' Hare Int'l Airport Third Lien Ser 2003 (AMT)
               (FSA)                                                                 5.75    01/01/23      2,215,680
    4,000   Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)         5.75    06/01/21      4,760,480
    2,500   Maryland Economic Development Corporation, Maryland Aviation            5.375    06/01/22      2,689,650
               Administration Ser 2003 (AMT) (FSA)
    5,000   Minneapolis - St Paul Metropolitan Airports Commission,                  5.25    01/01/32      5,316,300
               Minnesota, Ser 2001 C (FGIC)

    5,000   Nevada Department of Business & Industry, Las Vegas Monorail             0.00    01/01/21      2,457,150
               1st Tier Ser 2000 (Ambac)
    2,000   New Jersey Transportation Trust Fund Authority, 2005 Ser C (FGIC)        5.25    06/15/20      2,199,680
    5,000   New Jersey Turnpike Authority, Ser 2003 A (Ambac)                        5.00    01/01/30      5,258,450
            Metropolitan Transportation Authority, New York,
    6,805      State Service Contract Refg Ser 2002 B (MBIA)                         5.50    07/01/20      7,542,390
   10,000      Transportation Refg Ser 2002 A (Ambac)                                5.50    11/15/17     11,205,400
    2,000      Transportation Refg Ser 2002 A (FGIC)                                 5.00    11/15/25      2,118,200
            Pennsylvania Turnpike Commission,
    4,000      Ser R 2001 (Ambac)                                                    5.00    12/01/26      4,210,400
    4,000      Ser A 2004 (Ambac)                                                    5.00    12/01/34      4,224,320
    2,500   Port of Seattle, Washington, Ser 2001 B (AMT) (MBIA)                    5.625    02/01/24      2,691,450
 --------                                                                                                -----------
   74,230                                                                                                 77,670,592
 --------                                                                                                -----------

            Water & Sewer Revenue (33.0%)
    1,000   Phoenix, Civic Improvement Corporation, Arizona, Water (MBIA)            5.00    07/01/27      1,060,130
    5,000   San Diego County Water Authority, California, Ser 2004 A COPs            5.00    05/01/29      5,298,650
               (FSA)
   10,000   Tampa Bay Water, Florida, Ser 2001 B (FGIC)                              5.00    10/01/31     10,372,600
    2,000   Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)                   5.00    11/01/29      2,069,560
    5,000   Honolulu City & County, Hawaii, Wastewater Ser 2001 (Ambac)             5.125    07/01/31      5,216,150
   10,000   Louisville & Jefferson County Metropolitan Sewer District,               5.75    05/15/33     10,996,500
            Kentucky, Ser 1999 A (FGIC)
    3,800   Louisville Board of Water Works, Kentucky, Water Ser 2000 (FSA)          5.50    11/15/25      4,139,264
    5,000   Detroit, Michigan, Sewage Disposal Ser 2001 A (FGIC)                    5.125    07/01/31      5,252,400
    5,000   Grand Strand Water & Sewer Authority, South Carolina,                    5.00    06/01/31      5,200,700
               Refg Ser 2001 (FSA)
            Austin, Texas,
   10,000      Water & Wastewater Refg Ser 2001 A (FSA)                             5.125    05/15/27     10,427,900
    2,000      Water & Wastewater Ser 2004 A (Ambac)                                 5.00    11/15/27      2,114,840
   15,000   Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC)       5.25    05/15/23     16,233,149
            San Antonio, Texas,
    2,000      Water & Refg Ser 2002 (FSA)                                           5.50    05/15/18      2,211,260
    2,500      Water & Refg Ser 2002 (FSA)                                           5.50    05/15/20      2,750,675
            Wichita Falls, Texas,
    2,000      Water & Sewer Ser 2001 (Ambac)                                       5.375    08/01/20      2,166,600
    3,000      Water & Sewer Ser 2001 (Ambac)                                       5.375    08/01/24      3,249,900
    5,000   King County, Washington, Sewer Refg 2001 (FGIC)                          5.00    01/01/31      5,181,650
    2,000   West Virginia State Water Development Authority, Loan Program IV         5.00    11/01/44      2,088,820
 --------                                                                                                -----------
            2005 Ser A (FSA) (WI)
   90,300                                                                                                 96,030,748
 --------                                                                                                -----------

            Other Revenue (2.5%)
    2,500   California, Economic Recovery Ser 2004 A (MBIA)                          5.00    07/01/15      2,726,125
    1,000   Sales Tax Asset Receivable Corporation, New York, 2005 Ser A             5.00    10/15/29      1,064,850
               (Ambac)
    3,000   Alexandria Industrial Development Authority, Virginia, Institute for     5.90    10/01/30      3,362,850
 --------                                                                                                -----------
               Defense Analysis Ser 2000 A (Ambac)
    6,500                                                                                                  7,153,825
 --------                                                                                                -----------

            Refunded (8.4%)
    3,000   Denver, Colorado, Civic Center Office Building Ser 2000 B COPs           5.50    12/01/21      3,350,070
               (Ambac)
   15,000   Delaware Health Facilities Authority, Medical Center of Delaware         6.25    10/01/06     15,605,250
               Ser 1992 (MBIA) (ETM)
    5,000   Hawaii, 1999 Ser CT (FSA)                                               5.875    09/01/17      5,558,850
 --------                                                                                                -----------
   23,000                                                                                                 24,514,170
 --------                                                                                                -----------
  389,860   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $385,972,793)                                         414,425,198
 --------                                                                                                -----------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.7%)
    1,200   Bell County Health Facilities Development Corporation, Texas,
               Scott White Memorial Hospital Ser 2001-1 (MBIA)
               (Demand 08/01/05)                                                     2.33*   08/15/31      1,200,000
    4,000   Idaho Health Facilities Authority, St Luke's Regional Medical            2.24*   07/01/35      4,000,000
               Center Ser 2000 (FSA) (Demand 08/01/05)
    2,050   Indiana Health Facility Financing Authority, Clarian Health              2.30*   03/01/30      2,050,000
               Obligated Group Ser 2000 B (Demand 08/01/05)

    3,500   Harris County Health Facilities Development Corporation, Texas,          2.33*   12/01/32       3,500,000
 --------                                                                                               -------------
               Methodist Hospital System Ser 2005 B (Demand 08/01/05)
   10,750   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $10,750,000)                           10,750,000
 --------                                                                                               -------------

 $400,610   TOTAL INVESTMENTS (Cost $396,722,793)(a) (b)                                        146.0%    425,175,198
 ========
            LIABILITIES IN EXCESS OF OTHER ASSETS                                                (1.3)     (3,852,896)

            PREFERRED SHARES OF BENEFICIAL INTEREST                                             (44.7)   (130,091,386)
                                                                                                -----   -------------
            NET ASSETS                                                                          100.0%  $ 291,230,916
                                                                                                =====   =============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

ETM  Escrowed to maturity

ROLS Reset Option Longs.(Illiquid securities)

WI   Security purchased on a when-issued basis.

+    Prerefunded to call date shown.

++ Currently a zero coupon security; will convert to 5.56% and 5.58%, respectively on January 1, 2011.

+++ Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligation have a value of $8,508,047, which represents 2.92% of net assets applicable to common shareholders.

*    Current coupon of variable rate demand obligation.

** A portion of this security has been physically segregated in connection with open futures contracts in the amount of $295,000.

(a) Securities have been designated as collateral in an amount equal to $62,913,390 in connection with open futures contracts and securities purchased on a when-issued basis.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $28,471,449 and the aggregate gross unrealized depreciation is $13,109, resulting in net unrealized appreciation of $28,458,340.

Bond Insurance:
---------------

Ambac   Ambac Assurance Corporation.

FGIC    Financial Guaranty Insurance Company.

FSA     Financial Security Assurance Inc.

MBIA    Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at July 31, 2005:

                                 DESCRIPTION,            UNDERLYING
NUMBER OF                       DELIVERY MONTH           FACE AMOUNT    UNREALIZED
CONTRACTS   LONG/SHORT             AND YEAR               AT VALUE     APPRECIATION
---------   ----------   ----------------------------   ------------   ------------
   400         Short     U.S. Treasury Notes 5 year,    $(42,881,252)    $639,523
                            June 2005
   100         Short     U.S. Treasury Notes 10 year,    (11,098,438)     148,162
                            June 2005
                                                                         --------
                            Total unrealized appreciation...........     $787,685
                                                                         ========

                        Geographic Summary of Investments
             Based on Market Value as a Percent of Total Investments
                            July 31, 2005 (unaudited)

Alaska               2.2%
Arizona              0.7
California           7.2
Colorado             2.1
Delaware             4.0
Florida              4.7
Georgia              3.2
Hawaii               5.1
Idaho                0.9
Illinois            10.1
Indiana              1.7
Iowa                 1.7
Kentucky             3.6
Louisiana            0.5
Maryland             0.6
Massachusetts        0.8
Michigan             1.2
Minnesota            3.0
Missouri             1.3
Montana              0.6
Nevada               3.0
New Jersey           3.4
New Mexico           0.4
New York             6.9
North Carolina       1.1
Ohio                 2.5
Pennsylvania         3.2
South Carolina       4.4
Texas               12.9
Utah                 0.8
Virginia             1.4
Washington           4.8
                   -----
Total+             100.0%
                   =====

----------
+ Does not include open short futures contracts with an underlying face amount of $53,979,690 with unrealized appreciation of $787,685.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2005


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
September 20, 2005


                                        3